DERIVATIVE WARRANTS LIABILITY - Warrant Issued (Details) - January 19, 2024 Warrants Issued [Member]	1 Months Ended	12 Months Ended
	Jan. 19, 2024	Dec. 31, 2024
Credit Derivatives [Line Items]
Risk-free interest rate	4.39%	4.16%
Dividend yield	0.00%	0.00%
Weighted Average Volatility factor	287.00%	123.00%
Weighted Average Expected life of the options	2 years	1 year 18 days